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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leuthold Weeden Capital Management, LLC
Address:          100 North Sixth Street
                  Suite 412A
                  Minneapolis, MN  55403

Form 13F File Number:      028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Cragg
Title:            Managing Director
Phone:            (612) 332-9141

Signature, Place, and Date of Signing:

/s/ David Cragg                 Minneapolis, MN                  August 12, 2003
--------------------------------------------------------------------------------
David Cragg                                                                 Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                      0
                                                                 ---------------
Form 13F Information Table Entry Total:                                80
                                                                 ---------------
Form 13F Information Table Value Total:                             $211,321
                                                                 ---------------
                                                                   (thousands)


List of Other Included Managers:    NONE

                           FORM 13F INFORMATION TABLE

                                                Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
             Column 1:           Column 2:   Column 3:   Column 4:       Column 5:           Column 6:    Column 7:    Column 8:
          Name of Issuer      Title of Class   CUSIP   Market Value Shares or Principal      Investment    Other         Voting
                                               Number   (x $1,000)         Amount            Discretion   Managers     Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                            SH/  Put/Sole  Shared- Shared-         Sole Shared  None
                                                                            PRN  Call      Defined  Other
------------------------------------------------------------------------------------------------------------------------------------
Corporate High Yield Fd III       COMMON     219925104      147     17,207  SH      SOLE                         17,207
------------------------------------------------------------------------------------------------------------------------------------
Corporate High Yield Fund         COMMON     219914108      142     16,122  SH      SOLE                         16,122
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse High Yield Bd       COMMON     22544f103      122     25,352  SH      SOLE                         25,352
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus High Yield Strat Fd       COMMON     26200s101      137     27,712  SH      SOLE                         27,712
------------------------------------------------------------------------------------------------------------------------------------
Pacholder High Yield Fund         COMMON     693742108      150     17,468  SH      SOLE                         17,468
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt Co -A       COMMON     03748R101    1,678     48,493  SH      SOLE                         48,493
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities Inc         COMMON     053484101    1,985     46,555  SH      SOLE                         46,555
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties Inc            COMMON     222795106    1,085     38,879  SH      SOLE                         38,879
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential                COMMON     29476L107    1,636     63,061  SH      SOLE                         63,061
------------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Tr        COMMON     32054K103    1,167     36,925  SH      SOLE                         36,925
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc       COMMON     421946104    1,080     37,044  SH      SOLE                         37,044
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc                COMMON     74460d109    1,944     57,407  SH      SOLE                         57,407
------------------------------------------------------------------------------------------------------------------------------------
3Com Corp                         COMMON     885535104    3,109    667,065  SH      SOLE                        667,065
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc        COMMON     000886101    1,461    627,223  SH      SOLE                        627,223
------------------------------------------------------------------------------------------------------------------------------------
Adaptec                           COMMON     00651F108    3,727    480,225  SH      SOLE                        480,225
------------------------------------------------------------------------------------------------------------------------------------
Alcatel SA-Sponsored ADR          COMMON     013904305    4,909    548,535  SH      SOLE                        548,535
------------------------------------------------------------------------------------------------------------------------------------
Alpharma Inc -Cl A                COMMON     020813101    1,721     79,697  SH      SOLE                         79,697
------------------------------------------------------------------------------------------------------------------------------------
American Pharmaceutical Part      COMMON     02886P109    2,133     63,115  SH      SOLE                         63,115
------------------------------------------------------------------------------------------------------------------------------------
Amgen                             COMMON     031162100    3,473     51,857  SH      SOLE                         51,857
------------------------------------------------------------------------------------------------------------------------------------
Avocent Corporation               COMMON     053893103    3,485    116,528  SH      SOLE                        116,528
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton ADR                  COMMON     088606108    4,964    428,317  SH      SOLE                        428,317
------------------------------------------------------------------------------------------------------------------------------------
Barr Laboratories                 COMMON     068306109    3,091     47,194  SH      SOLE                         47,194
------------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                   COMMON     079860102    1,689     63,435  SH      SOLE                         63,435
------------------------------------------------------------------------------------------------------------------------------------

                                                Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
             Column 1:           Column 2:   Column 3:   Column 4:       Column 5:           Column 6:    Column 7:    Column 8:
          Name of Issuer      Title of Class   CUSIP   Market Value Shares or Principal      Investment    Other         Voting
                                               Number   (x $1,000)         Amount            Discretion   Managers     Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                            SH/  Put/Sole  Shared- Shared-         Sole Shared  None
                                                                            PRN  Call      Defined  Other
------------------------------------------------------------------------------------------------------------------------------------
Biosite Inc                       COMMON     090945106    3,887     80,812  SH      SOLE                         80,812
------------------------------------------------------------------------------------------------------------------------------------
Canon Inc-Sp Adr                  COMMON     138006309    8,161    178,773  SH      SOLE                        178,773
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp                      COMMON     151020104    3,946    129,476  SH      SOLE                        129,476
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                      COMMON     156782104    1,782     78,313  SH      SOLE                         78,313
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                     COMMON     17275R102    6,502    387,022  SH      SOLE                        387,022
------------------------------------------------------------------------------------------------------------------------------------
Diagnostic Products Corp          COMMON     252450101    3,384     82,433  SH      SOLE                         82,433
------------------------------------------------------------------------------------------------------------------------------------
F5 Networks Inc                   COMMON     315616102    1,541     91,329  SH      SOLE                         91,329
------------------------------------------------------------------------------------------------------------------------------------
Fedex Corporation                 COMMON     31428X106    4,814     77,614  SH      SOLE                         77,614
------------------------------------------------------------------------------------------------------------------------------------
Foundry Networks                  COMMON     35063R100    7,528    523,162  SH      SOLE                        523,162
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper B         COMMON     35671D857    6,888    281,125  SH      SOLE                        281,125
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd                        COMMON     G37260109    2,453     61,496  SH      SOLE                         61,496
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     COMMON     368710406    2,890     40,070  SH      SOLE                         40,070
------------------------------------------------------------------------------------------------------------------------------------
Genesis Health Ventures           COMMON     37183F107    1,618     91,704  SH      SOLE                         91,704
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp - Genl Division      COMMON     372917104    2,593     62,304  SH      SOLE                         62,304
------------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems Inc        COMMON     37934a100    2,857    123,373  SH      SOLE                        123,373
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                        COMMON     437076102    5,737    173,230  SH      SOLE                        173,230
------------------------------------------------------------------------------------------------------------------------------------
Hughes Supply                     COMMON     444482103    1,020     29,388  SH      SOLE                         29,388
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corp                         COMMON     465823102    2,038    114,150  SH      SOLE                        114,150
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         COMMON     449370105    2,444     71,899  SH      SOLE                         71,899
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                         COMMON     453258402    5,540    262,070  SH      SOLE                        262,070
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs New    COMMON     50540R409      737     24,456  SH      SOLE                         24,456
------------------------------------------------------------------------------------------------------------------------------------
Lowes Cos.                        COMMON     548661107    4,309    100,335  SH      SOLE                        100,335
------------------------------------------------------------------------------------------------------------------------------------
McData Corp Cl A                  COMMON     580031201    6,440    438,424  SH      SOLE                        438,424
------------------------------------------------------------------------------------------------------------------------------------

                                                Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
             Column 1:           Column 2:   Column 3:   Column 4:       Column 5:           Column 6:    Column 7:    Column 8:
          Name of Issuer      Title of Class   CUSIP   Market Value Shares or Principal      Investment    Other         Voting
                                               Number   (x $1,000)         Amount            Discretion   Managers     Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                            SH/  Put/Sole  Shared- Shared-         Sole Shared  None
                                                                            PRN  Call      Defined  Other
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     COMMON     584699102    1,719     47,275  SH      SOLE                         47,275
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals        COMMON     599902103    3,336    212,081  SH      SOLE                        212,081
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications             COMMON     65332V103    5,408    299,466  SH      SOLE                        299,466
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      COMMON     681904108    2,835     83,899  SH      SOLE                         83,899
------------------------------------------------------------------------------------------------------------------------------------
Orasure Technologies Inc          COMMON     68554V108    1,384    183,864  SH      SOLE                        183,864
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Resources Inc      COMMON     717125108    3,798     78,042  SH      SOLE                         78,042
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge                      COMMON     717265102    4,906    127,970  SH      SOLE                        127,970
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                      COMMON     747525103    2,212     61,712  SH      SOLE                         61,712
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics                 COMMON     74834L100    3,337     52,309  SH      SOLE                         52,309
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc            COMMON     78387G103    1,508     59,032  SH      SOLE                         59,032
------------------------------------------------------------------------------------------------------------------------------------
Sicor                             COMMON     825846108    3,484    172,204  SH      SOLE                        172,204
------------------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp         COMMON     843611104      593     38,776  SH      SOLE                         38,776
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical -SP ADR       COMMON     881624209    5,239     92,072  SH      SOLE                         92,072
------------------------------------------------------------------------------------------------------------------------------------
US Cellular Corp                  COMMON     911684108    2,073     81,462  SH      SOLE                         81,462
------------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide Inc                 COMMON     G87210103      680     21,809  SH      SOLE                         21,809
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc        COMMON     92343V104    2,230     56,531  SH      SOLE                         56,531
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals Inc        COMMON     942683103    2,286     56,617  SH      SOLE                         56,617
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                       COMMON     984121103    6,969    658,036  SH      SOLE                        658,036
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                 COMMON     044901106    1,165    115,310  SH      SOLE                        115,310
------------------------------------------------------------------------------------------------------------------------------------
Asia Tigers                       COMMON     04516T105    1,043    135,495  SH      SOLE                        135,495
------------------------------------------------------------------------------------------------------------------------------------
Brazil Fund                       COMMON     105759104    1,549    103,606  SH      SOLE                        103,606
------------------------------------------------------------------------------------------------------------------------------------
China Fund                        COMMON     169373107    5,180    223,944  SH      SOLE                        223,944
------------------------------------------------------------------------------------------------------------------------------------
First Phillipine Fund             COMMON     336100102      189     72,736  SH      SOLE                         72,736
------------------------------------------------------------------------------------------------------------------------------------

                                                Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
             Column 1:           Column 2:   Column 3:   Column 4:       Column 5:           Column 6:    Column 7:    Column 8:
          Name of Issuer      Title of Class   CUSIP   Market Value Shares or Principal      Investment    Other         Voting
                                               Number   (x $1,000)         Amount            Discretion   Managers     Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                            SH/  Put/Sole  Shared- Shared-         Sole Shared  None
                                                                            PRN  Call      Defined  Other
------------------------------------------------------------------------------------------------------------------------------------
Greater China Fund                COMMON     39167B102    2,665    254,542  SH      SOLE                        254,542
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Malaysia            COMMON     464286830      465     83,869  SH      SOLE                         83,869
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Singapore           COMMON     464286673      757    156,814  SH      SOLE                        156,814
------------------------------------------------------------------------------------------------------------------------------------
India Fund Inc                    COMMON     454089103    1,609    131,326  SH      SOLE                        131,326
------------------------------------------------------------------------------------------------------------------------------------
Korea Fund                        COMMON     500634100    2,713    180,965  SH      SOLE                        180,965
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia-Pacific       COMMON     61744U106    2,194    269,804  SH      SOLE                        269,804
------------------------------------------------------------------------------------------------------------------------------------
Saffron Fund Inc                  COMMON     78657r102      699     83,272  SH      SOLE                         83,272
------------------------------------------------------------------------------------------------------------------------------------
Scudder New Asia                  COMMON     811183102      478     51,449  SH      SOLE                         51,449
------------------------------------------------------------------------------------------------------------------------------------
Singapore Fund Inc                COMMON     82929L109      425     72,049  SH      SOLE                         72,049
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Fund Inc                   COMMON     874036106    1,149    125,438  SH      SOLE                        125,438
------------------------------------------------------------------------------------------------------------------------------------
Templeton China World             COMMON     88018X102      900     68,974  SH      SOLE                         68,974
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                   211,321
------------------------------------------------------------------------------------------------------------------------------------